COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments under operating leases
The future minimum rental payments under operating leases with remaining non-cancelable terms in excess of one year are:

Year Ending December 31,
2016	$21.8
2017	15.0
2018	11.2
2019	7.9
2020	6.4
Thereafter	14.7
Total minimum payments	$77.0

Schedule of future minimum lease payments under capital leases obligations
Future minimum lease payments under capital lease obligations are:

Year Ending December 31,
2016	$1.0
2017	1.2
2018	4.6
2019	0.6
2020	0.6
Thereafter	3.7
Total minimum payments	11.7
Less: interest	(2.4)
Capital lease obligations as of December 31, 2015	9.3
Less: current maturities as of December 31, 2015	0.3
Long-term portion as of December 31, 2015	$9.0

Schedule of assets held through capital lease agreements
Assets held through capital lease agreements at December 31, 2015 and 2014 comprise the following:

	December 31,
	2015	2014
Buildings	$6.0	$17.4
Machinery and equipment	1.4	10.6
Other	—	3.3
Total	7.4	31.3
Less: accumulated depreciation	(2.0)	(10.4)
Net book value	$5.4	$20.9